Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Revenue.
Summary of deferred revenue

	As of December 31,
	2023	2024
	US$	US$
Deferred Revenue
-Cloud-based connectivity and basic IoT services (1)	1,122	1,277
-Membership (2)	—	—
-SaaS (3)	6,186	6,625
Total deferred revenue	7,308	7,902
(1)	Deferred cloud-based connectivity and basic IoT services related revenue

Deferred cloud-based connectivity and basic IoT services related revenue represents the Group’s provision of cloud-based connectivity obligation and basic IoT services to customers.

	Year Ended December 31,
	2022	2023	2024
	US$	US$	US$
Beginning balances	2,669	1,375	1,122
Deferral of revenue	872	984	1,123
Recognition of deferred revenue	(2,166)	(1,237)	(968)
Ending balances	1,375	1,122	1,277
(2)Deferred Revenue-Membership

Deferred Revenue-Membership represents the Group’s remaining performance obligation performed over the period of time under its 2020 Membership Program (Note 2(r)).

	Year Ended December 31,
	2022	2023	2024
	US$	US$	US$
Beginning balances	3,473	672	—
Deferral of revenue	2,442	179	—
Recognition of deferred revenue	(5,243)	(851)	—
Ending balances	672	—	—
(3)	Deferred Revenue-SaaS

Deferred Revenue-SaaS mainly represents the Group’s remaining performance obligation in providing industry SaaS services over the period of time (Note 2(r)).

	Year Ended December 31,
	2022	2023	2024
	US$	US$	US$
Beginning balances	3,971	5,168	6,186
Deferral of revenue	11,779	19,402	24,498
Recognition of deferred revenue	(10,582)	(18,384)	(24,059)
Ending balances	5,168	6,186	6,625